INCOME TAXES (Details 4) (Capital loss carry-forwards, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital loss carry-forward
Allowable capital loss carry-forwards	$ 11,323
AirCard business
Capital loss carry-forward
Allowable capital loss carry-forwards	$ 4,000